Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 527,720	$ 438,137
Increase (decrease) in existing provisions	332,361	147,844
Acquisition of Business combination	229,358
Provision used	236,826	161,777
Increase from adjustment to time value of money	175,831	61,876
Foreign currency translation	(41,259)	34,864
Transfer to P&L	(56,914)
Other increases (decreases)		6,776
Total Changes in Provisions	402,551	89,583
Ending balance	930,271	527,720
Provisions for Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	397,392	263,245
Increase (decrease) in existing provisions	345,989	114,593
Acquisition of Business combination	229,358
Provision used	214,373	56,898
Increase from adjustment to time value of money	166,930	53,030
Foreign currency translation	(42,372)	22,823
Transfer to P&L	(54,434)
Other increases (decreases)		599
Total Changes in Provisions	431,098	134,147
Ending balance	828,490	397,392
Decomissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	15,280	9,969
Increase (decrease) in existing provisions	90,656	2,298
Provision used	21,393	1,237
Increase from adjustment to time value of money	6,306	1,501
Foreign currency translation	(483)	328
Transfer to P&L	(88)
Other increases (decreases)		2,421
Total Changes in Provisions	74,998	5,311
Ending balance	90,278	15,280
Environmental Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	115,048	164,923
Increase (decrease) in existing provisions	(104,284)	30,953
Provision used	1,060	103,642
Increase from adjustment to time value of money	2,595	7,345
Foreign currency translation	1,596	11,713
Transfer to P&L	(2,392)
Other increases (decreases)		3,756
Total Changes in Provisions	(103,545)	(49,875)
Ending balance	$ 11,503	$ 115,048